Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

(17) Commitments and Contingencies

The Company has acquired certain properties which have earnout components, meaning the Company did not pay for portions of these properties that were not rent producing at the time of acquisition. The Company is obligated, under these agreements, to pay for those portions when a tenant moves into its space and begins to pay rent. The earnout payments are based on a predetermined formula. Each earnout agreement has a time limit regarding the obligation to pay any additional monies. The time limits generally range from one to three years. If, at the end of the time period allowed, certain space has not been leased and occupied, the Company will generally not have any further payment obligation to the seller. As of December 31, 2011, the Company could pay as much as $1,400 in the future pursuant to earnout agreements.

The Company previously entered into one construction loan agreement, which was impaired as of December 31, 2009 and written off on March 31, 2010, one secured installment note and one other installment note agreement. In a non-cash transaction on December 15, 2011, the Company, through a consolidated joint venture, contributed the secured installment note, with a receivable balance of $8,239, to Britomart in return for a 15% noncontrolling ownership interest. Refer to Note 12 for more information. In conjunction with the one remaining installment agreement, the Company has funded its total commitment of $300. The remaining loan requires monthly interest payments with the entire principal balance due at maturity. The combined receivable balance included in “Accounts and notes receivable” in the accompanying consolidated balance sheets at December 31, 2011 and 2010 was none and $8,290, respectively, net of allowances of $300.

Although the loans obtained by the Company are generally non-recourse, occasionally, when it is deemed necessary, the Company may guarantee all or a portion of the debt on a full-recourse basis. As of December 31, 2011, the Company has guaranteed $555,000 and $24,399 of its outstanding secured credit facility and mortgage loans, respectively, with maturity dates ranging from February 11, 2013 through September 30, 2016. As of December 31, 2011, the Company also guaranteed $18,591 which represents a portion of the construction debt associated with certain of its wholly-owned and consolidated joint venture properties. The guarantees are released as certain leasing parameters are met. The following table summarizes these guarantees:

Location	Property	Construction Loan Balance at December 31, 2011	Maturity Date		Percentage Guaranteed by the Company	Guarantee Amount
Frisco, Texas	Parkway Towne Crossing	$20,569	August 31, 2012		35%	$7,199
Henderson, Nevada	Lake Mead Crossing	$48,879	January 2, 2012	(a)	15%	$7,332
Henderson, Nevada	Green Valley Crossing	$10,151	November 2, 2014		40%	$4,060

						$18,591

(a)	Subsequent to December 31, 2011, the maturity date was extended to March 27, 2012.